Convertible loan (Details Narrative)			1 Months Ended		12 Months Ended
	Jun. 10, 2021 USD ($) shares	Jun. 10, 2021 CAD ($) $ / shares shares	Oct. 29, 2019 USD ($) shares	Oct. 29, 2019 USD ($) $ / shares	Jun. 30, 2021 CAD ($)	Sep. 30, 2021	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)
IfrsStatementLineItems [Line Items]
Exercise price, warrants (in CAD per share) | $ / shares		$ 1.20		$ 1.20
Warrants term (Year)			3 years
Number of common shares issuable for convertible loan (in shares) | shares			6,251,250
Number of warrants issuable for convertible loan (in shares) | shares			3,125,625
Total borrowings | $							$ 4,955,500
Number of common shares issued for convertible loan (in shares) | shares	6,251,250	6,251,250
Number of warrants issued for convertible loan (in shares) | shares	3,125,625	3,125,625
Borrowings, amount converted	$ 3,750,000				(4,353,088)
Interest paid | $		$ 181,286			$ 181,286
Convertible loan [member]
IfrsStatementLineItems [Line Items]
Notional amount | $			$ 3,750,000	$ 3,750,000
Number of common shares issuable for each US$1000 convertible loan (in shares) | shares			1,667
Borrowings, interest rate			3.00%	3.00%		7.50%
Borrowing fee			4.50%	4.50%
Borrowing prepayment fee						3.00%
Borrowing costs capitalised | $			$ 199,869
Total borrowings | $			$ 3,550,131	$ 3,550,131
Borrowings, effective interest rate			4.10%	4.10%